Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gains on foreign currency and commodity contracts:
Realized gains on foreign currency and commodity contracts	$ 2,669	$ 2,449
Unrealized gains on foreign currency and commodity contracts	646	2,481
Gains (losses) on financial assets at fair value through profit or loss	3,315	4,930
(Loss) gain on derivatives	(14)	(1,078)
Warrants [member]
Gains on foreign currency and commodity contracts:
(Loss) gain on derivatives	$ (14)	$ (1,078)